Note 11 - Commitments (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31,
2018	$167
2019	268
2020	277
2021	281
2022	276
Thereafter	78
$1,347